SUPPLEMENT DATED MAY 29, 2015

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R and ADVISOR SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2014, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to "Pacific Select Distributors, Inc." are changed to "Pacific Select Distributors, LLC."

Effective August 1, 2015, certain changes will be implemented for Pacific Funds Portfolio Optimization Conservative (formerly named PL Portfolio Optimization Conservative Fund), Pacific Funds Portfolio Optimization Moderate-Conservative (formerly named PL Portfolio Optimization Moderate-Conservative Fund), Pacific Funds Portfolio Optimization Moderate (formerly named PL Portfolio Optimization Moderate Fund), Pacific Funds Portfolio Optimization Growth (formerly named PL Portfolio Optimization Moderate-Aggressive Fund) and Pacific Funds Portfolio Optimization Aggressive-Growth (formerly named PL Portfolio Optimization Aggressive Fund) (each a "Fund," together the "Funds"). The changes are being made to provide additional flexibility to the Funds' investment adviser (the "Adviser") in managing the Funds and to more effectively navigate market cycles. More specifically, the principal changes will result in:

•	A move from debt/equity target allocations to debt/equity allocation ranges. The current target allocations and the new allocation ranges, which would apply to each Fund under normal market conditions, are listed below.

Fund	Current Target Allocations	New Allocation Ranges
Conservative	80% debt / 20% equity	60 - 80% Debt / 20 - 40% Equity
Moderate-Conservative	60% debt / 40% equity	50 - 70% Debt / 30 - 50% Equity
Moderate	40% debt / 60% equity	30 - 50% Debt / 50 - 70% Equity
Growth	20% debt / 80% equity	10 - 30% Debt / 70 - 90% Equity
Aggressive-Growth	5% debt / 95% equity	0 - 15% Debt / 85 - 100% Equity

•	The Adviser implementing dynamic positioning for the Funds, which is a more active management style than it has employed in the past. This would mean more frequent allocation adjustments within each Fund's debt/equity allocation ranges to reflect the Adviser's shorter term views of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes.

•	The Adviser repositioning each Fund from the current long-term (20-year) investment horizon to a medium term (10-year) investment horizon.

•	An increase in the allocation to equity for Pacific Funds Portfolio Optimization Conservative.

Also effective August 1, 2015, the methodology for the composite benchmarks of the Funds, which are shown in the prospectus to compare to fund performance, will be adjusted so that the percentage weightings of the components of the composite benchmark representing the broad asset classes of debt and equity correspond to the approximate midpoints of the new allocation ranges for debt and equity shown above. As a result, there will be new composite benchmarks for Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Aggressive-Growth.